Borrowings (Details Narrative) - ARS ($) $ in Millions	1 Months Ended
	Oct. 25, 2022	Jul. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair values of noncurrent borrowings			$ 14,029.4	$ 17,497.3
Payment for interest	$ 20,616,000.0
Equivalent			$ 30,331.0	$ 36,276.0
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Repurchased of notes		$ 1,586,000.0
Equivalent		$ 472.0